Schedule of Investments

August 31, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [94.8%]
Allegro CLO VII, Ser 2018-1A, Cl E
6.025%, VAR ICE LIBOR USD 3 Month+5.750%, 06/13/31(A)	$1,250	$963
Apidos CLO XXVIII, Ser 2017-28A
0.000%, 01/20/31(A) (B) (C)	500	288
Apidos CLO XXVIII, Ser 2017-28A, Cl D
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)	500	422
Barings CLO, Ser 2018-2A, Cl ER
6.772%, VAR ICE LIBOR USD 3 Month+6.500%, 07/20/28(A)	1,000	895
Battalion CLO IX, Ser 2018-9A, Cl ER
6.525%, VAR ICE LIBOR USD 3 Month+6.250%, 07/15/31(A)	655	546
Battalion CLO XI, Ser 2017-11A, Cl E
6.244%, VAR ICE LIBOR USD 3 Month+5.980%, 10/24/29(A)	1,500	1,305
BlueMountain CLO, Ser 2018-1A, Cl ER
5.822%, VAR ICE LIBOR USD 3 Month+5.550%, 04/20/27(A)	1,000	784
BlueMountain CLO XXII, Ser 2018-22A
0.000%, 07/15/31(A) (B) (C)	3,500	1,855
BlueMountain CLO XXIII, Ser 2018-23A
0.000%, 10/20/31(A) (B) (C)	6,500	4,074
BlueMountain Fuji US CLO II, Ser 2017-2A
0.000%, 10/20/30(A) (B) (C)	1,500	645
BlueMountain Fuji US CLO III, Ser 2018-3A
0.000%, 01/15/30(A) (B) (C)	2,475	1,464
BlueMountain Fuji US CLO III, Ser 2018-3A, Cl D
2.675%, VAR ICE LIBOR USD 3 Month+2.400%, 01/15/30(A)	500	453
Bluemountain Warehouse
Investment (B)	3,334	2,830

Description	Face Amount (000)	Value (000)

Burnham Park CLO, Ser 2016-1A
0.000%, 10/20/29(A) (B) (C)	$7,000	$2,800
Burnham Park CLO, Ser 2018-1A, Cl ER
5.672%, VAR ICE LIBOR USD 3 Month+5.400%, 10/20/29(A)	750	627
Carlyle Global Market Strategies CLO, Ser 2014-1A
0.000%, 04/17/31(A) (B) (C)	500	135
Carlyle Global Market Strategies CLO, Ser 2015-1A
0.000%, 07/20/31(A) (B) (C)	613	55
Carlyle Global Market Strategies CLO, Ser 2017-3A, Cl DR
5.775%, VAR ICE LIBOR USD 3 Month+5.500%, 10/15/30(A)	400	293
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl DR
4.595%, VAR ICE LIBOR USD 3 Month+4.350%, 04/27/27(A)	500	398
Carlyle US CLO, Ser 2017-2A
0.000%, 07/20/31(A) (B) (C)	1,000	380
Carlyle US CLO, Ser 2018-1A
0.000%, 04/20/31(A) (B) (C)	1,100	303
Cook Park CLO, Ser 2018-1A, Cl E
5.673%, VAR ICE LIBOR USD 3 Month+5.400%, 04/17/30(A)	2,000	1,686
Crown Point CLO IV, Ser 2018-4A, Cl E
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 04/20/31(A)	1,000	811
Dorchester Park CLO DAC, Ser 2018-1A, Cl ER
5.272%, VAR ICE LIBOR USD 3 Month+5.000%, 04/20/28(A)	500	423
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl ER
6.030%, VAR ICE LIBOR USD 3 Month+5.750%, 11/15/28(A)	1,000	781
Dryden 33 Senior Loan Fund, Ser 2016-33A, Cl R
0.000%, 04/15/29(A) (B) (C)	700	196

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Dryden 75 CLO, Ser 2019-75A
0.000%, 07/15/30(A) (B) (C)	$500	$336
Dryden 81 CLO Warehouse
Investment (B)	4,605	4,739
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ERR
6.095%, VAR ICE LIBOR USD 3 Month+5.820%, 10/15/27(A)	2,780	2,300
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl ER
5.815%, VAR ICE LIBOR USD 3 Month+5.540%, 04/15/29(A)	500	422
Eaton Vance CLO, Ser 2017-1A, Cl ER
5.872%, VAR ICE LIBOR USD 3 Month+5.600%, 01/20/30(A)	750	658
Flatiron CLO 18, Ser 2018-1A
0.000%, 04/17/31(A) (B) (C)	750	484
Greenwood Park CLO, Ser 2018-1A, Cl E
5.225%, VAR ICE LIBOR USD 3 Month+4.950%, 04/15/31(A)	500	411
GREYWOLF CLO VI, Ser 2018-1A, Cl D
5.995%, VAR ICE LIBOR USD 3 Month+5.750%, 04/26/31(A)	2,750	2,334
GREYWOLF CLO VII, Ser 2018-2A, Cl D
6.202%, VAR ICE LIBOR USD 3 Month+5.930%, 10/20/31(A)	1,000	856
Grippen Park CLO, Ser 2017-1A, Cl E
5.972%, 01/20/30	1,000	871
Highbridge Loan Management, Ser 2018-2015, Cl ER
5.280%, VAR ICE LIBOR USD 3 Month+5.000%, 03/15/27(A)	4,193	3,470
Jackson Mill CLO, Ser 2018-1A, Cl ER
5.275%, VAR ICE LIBOR USD 3 Month+5.000%, 04/15/27(A)	5,000	3,699
Jamestown CLO II, Ser 2018-2A, Cl DR
5.708%, VAR ICE LIBOR USD 3 Month+5.450%, 04/22/30(A)	3,100	2,265

Description	Face Amount (000)	Value (000)

Jay Park CLO, Ser 2018-1A, Cl DR
5.472%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	$1,250	$1,075
KKR CLO 13, Ser 2018-13, Cl ER
5.221%, VAR ICE LIBOR USD 3 Month+4.950%, 01/16/28(A)	3,000	2,278
Magnetite VII, Ser 2018-7A, Cl ER2
6.775%, VAR ICE LIBOR USD 3 Month+6.500%, 01/15/28(A)	2,000	1,300
Magnetite XVI, Ser 2015-16A
0.000%, 01/18/28(A) (B) (C)	750	75
Magnetite XX, Ser 2018-20A, Cl E
5.622%, VAR ICE LIBOR USD 3 Month+5.350%, 04/20/31(A)	2,000	1,705
Mariner CLO 5, Ser 2018-5A, Cl E
5.895%, VAR ICE LIBOR USD 3 Month+5.650%, 04/25/31(A)	500	435
Neuberger Berman CLO XIV, Ser 2020-14A, Cl ER2
6.997%, VAR ICE LIBOR USD 3 Month+6.750%, 01/28/30(A)	1,000	883
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl E
5.675%, VAR ICE LIBOR USD 3 Month+5.400%, 01/15/28(A)	750	664
Neuberger Berman CLO XX, Ser 2017-20A, Cl ER
5.275%, VAR ICE LIBOR USD 3 Month+5.000%, 01/15/28(A)	4,500	3,733
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A
0.000%, 10/18/30(A) (B) (C)	800	336
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl E
6.172%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/30(A)	500	441
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A
0.000%, 01/15/30(A) (B) (C)	500	270

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

August 31, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Newark BSL CLO 1, Ser 2020-1A, Cl DR
6.495%, VAR ICE LIBOR USD 3 Month+6.250%, 12/21/29(A)	$5,000	$4,389
Oaktree CLO, Ser 2017-1A, Cl DR
5.472%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(A)	500	367
OCP CLO, Ser 2015-8A, Cl D
5.773%, VAR ICE LIBOR USD 3 Month+5.500%, 04/17/27(A)	250	243
OHA Credit Funding 3, Ser 2019-3A, Cl E2
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/32(A)	3,000	2,601
OHA Credit Partners XII, Ser 2018-12A, Cl ER
5.706%, VAR ICE LIBOR USD 3 Month+5.450%, 07/23/30(A)	1,050	855
Palmer Square CLO, Ser 2015-1A
0.000%, 05/21/29(A) (B) (C)	1,000	404
Palmer Square Loan Funding, Ser 2018-1A, Cl D
4.225%, VAR ICE LIBOR USD 3 Month+3.950%, 04/15/26(A)	500	458
Palmer Square Loan Funding, Ser 2018-2A, Cl D
4.225%, VAR ICE LIBOR USD 3 Month+3.950%, 07/15/26(A)	500	452
Palmer Square Loan Funding, Ser 2018-4A, Cl D
4.530%, VAR ICE LIBOR USD 3 Month+4.250%, 11/15/26(A)	2,250	1,955
Palmer Square Loan Funding, Ser 2020-2A, Cl D
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 04/20/28(A)	3,000	2,764
Regatta VI Funding, Ser 2018-1A, Cl ER
5.272%, VAR ICE LIBOR USD 3 Month+5.000%, 07/20/28(A)	394	353
Regatta VII Funding, Ser 2018-1A, Cl ER
5.256%, VAR ICE LIBOR USD 3 Month+4.950%, 12/20/28(A)	500	420

Description	Face Amount (000)	Value (000)

Regatta XI Funding, Ser 2018-1A
0.000%, 07/17/31(A) (B) (C)	$500	$268
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/30(A) (B) (C)	500	295
Sound Point CLO II, Ser 2018-1A, Cl B2R
5.745%, VAR ICE LIBOR USD 3 Month+5.500%, 01/26/31(A)	500	366
Sound Point CLO X, Ser 2018-3A, Cl ER
5.522%, VAR ICE LIBOR USD 3 Month+5.250%, 01/20/28(A)	2,000	1,591
Sound Point CLO XI, Ser 2016-1A
0.000%, 07/20/28(A) (B) (C)	500	140
Sound Point CLO XI, Ser 2018-1A, Cl ER
5.522%, VAR ICE LIBOR USD 3 Month+5.250%, 07/20/28(A)	250	200
Sound Point CLO XII, Ser 2019-2A, Cl ER
7.172%, VAR ICE LIBOR USD 3 Month+6.900%, 10/20/28(A)	2,250	1,802
Sound Point CLO XIV, Ser 2016-3A, Cl E
6.906%, VAR ICE LIBOR USD 3 Month+6.650%, 01/23/29(A)	750	618
Sound Point CLO XIX, Ser 2018-1A
0.000%, 04/15/31(A) (B) (C)	500	242
Sound Point CLO XIX, Ser 2018-1A, Cl E
5.925%, VAR ICE LIBOR USD 3 Month+5.650%, 04/15/31(A)	1,000	732
Sound Point CLO XVII, Ser 2017-3A
0.000%, 10/20/30(A) (B) (C)	500	220
Sound Point CLO XVIII, Ser 2018-4A, Cl D
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 01/21/31(A)	1,500	1,097
Sound Point CLO XX, Ser 2018-2A, Cl E
6.245%, VAR ICE LIBOR USD 3 Month+6.000%, 07/26/31(A)	2,500	1,950

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

August 31, 2020 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Sound Point CLO XXI, Ser 2018-3A
0.000%, 10/26/31(A) (B) (C)	$1,000	$530
Southwick Park CLO, Ser 2019-4A
0.000%, 07/20/32(A) (B) (C)	2,000	1,469
Steele Creek CLO, Ser 2017-1A, Cl E
6.475%, VAR ICE LIBOR USD 3 Month+6.200%, 10/15/30(A)	500	352
Steele Creek CLO, Ser 2018-1A, Cl E
6.025%, VAR ICE LIBOR USD 3 Month+5.750%, 04/15/31(A)	2,750	1,927
Stewart Park CLO, Ser 2018-1A, Cl ER
5.555%, VAR ICE LIBOR USD 3 Month+5.280%, 01/15/30(A)	500	421
TCW CLO, Ser 2019-1A, Cl E
7.030%, VAR ICE LIBOR USD 3 Month+6.750%, 02/15/29(A)	2,500	2,316
Webster Park CLO, Ser 2018-1A, Cl DR
5.772%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/30(A)	1,000	819
Wellfleet CLO, Ser 2017-2A, Cl C
3.672%, VAR ICE LIBOR USD 3 Month+3.400%, 10/20/29(A)	500	458
York CLO 2, Ser 2015-1A
0.000%, 01/22/31(A) (B) (C)	750	441

Total Asset-Backed Securities
(Cost $103,476)		94,967

Short-Term Investment** [4.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	4,835,048	4,835

Total Short-Term Investment
(Cost $4,835)		4,835

Total Investments [99.6%]
(Cost $108,311)		$99,802

Percentages are based on net assets of $100,240 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $86,527 (000), representing 86.3% of the net assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of August 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$69,693	$25,274	$94,967
Short-Term Investment	4,835	—	—	4,835
Total Investments in Securities	$4,835	$69,693	$25,274	$99,802

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of August 31, 2020 (000):

Asset-Backed
Securities
Beginning balance as May 31, 2020	$$23,221
Transfers into Level 3	-
Transfers out of Level 3	-
Change in unrealized appreciation (depreciation)	2,053
Ending balance as of August 31, 2020	$$25,274

Net change in unrealized appreciation attributable to Level 3 securities held at August 31, 2020	$$2,053

CNR-QH-004-0400

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4